OCEAN PARK TACTICAL ALL ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 53.1%
	EQUITY - 37.2%
114,700	Avantis International Small Cap Value ETF	$ 10,778,359
17,500	Defiance Quantum ETF(a)	1,919,050
230,400	Dimensional International Value ETF(a)	11,496,960
36,400	iShares Biotechnology ETF(a)	6,143,228
65,300	iShares Latin America 40 ETF(a)	1,988,385
112,000	iShares MSCI Canada ETF(a)	6,040,160
42,000	iShares MSCI Eurozone ETF	2,692,200
190,200	iShares MSCI International Momentum Factor ETF(a)	9,123,894
17,700	iShares U.S. Aerospace & Defense ETF(a)	3,800,013
767,000	State Street SPDR Portfolio S&P 500 ETF	61,528,740
6,900	VanEck Oil Services ETF	1,964,913
32,800	Vanguard Growth ETF	16,001,808
23,700	Vanguard Small-Cap Growth ETF(a)	7,160,007
28,500	WisdomTree Japan Hedged Equity Fund(a)	4,108,560
		144,746,277
	FIXED INCOME - 15.9%
135,800	Eldridge BBB-B CLO ETF(a)	3,595,984
247,200	First Trust Institutional Preferred Securities and Income ETF	4,793,208
100,400	First Trust Senior Loan ETF(a)	4,606,352
96,400	Franklin High Yield Corporate ETF	2,353,606
34,200	iShares Floating Rate Bond ETF	1,739,412
57,600	iShares iBoxx $ High Yield Corporate Bond ETF(a)	4,644,288
119,900	iShares JP Morgan EM Local Currency Bond ETF	4,984,243
174,200	iShares Preferred and Income Securities ETF	5,393,232
175,100	PIMCO Multi Sector Bond Active ETF	4,671,668
192,000	Principal Spectrum Preferred Securities Active ETF(a)	3,661,440
81,800	State Street Blackstone High Income ETF	2,326,392
112,800	VanEck Emerging Markets High Yield Bond ETF	2,243,592
33,300	Vanguard Intermediate-Term Corporate Bond ETF(a)	2,788,875
191,100	Vanguard Total Bond Market ETF	14,154,777
		61,957,069

	TOTAL EXCHANGE-TRADED FUNDS (Cost $188,573,728)	206,703,346

OCEAN PARK TACTICAL ALL ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	OPEN END FUNDS — 46.5%
	ALTERNATIVE - 2.7%
1,205,481	DoubleLine Flexible Income Fund, Class I	$ 10,560,016
1	JPMorgan Hedged Equity Fund, Class I	37
		10,560,053
	EQUITY - 2.4%
1	JPMorgan Emerging Markets Equity Fund, Class I	45
599,125	Kopernik Global All-Cap Fund, Class I	9,298,424
314	Thornburg Investment Income Builder Fund, Class I	10,421
		9,308,890
	FIXED INCOME - 41.4%
2,348	American Century High Income Fund, Class I	20,639
2	BlackRock Floating Rate Income Fund, Institutional Class	15
2,256	BlackRock High Yield Portfolio Fund, Institutional Class	16,291
6,866	BlackRock National Municipal Fund, Institutional Class	68,590
2,767	BlackRock Strategic Income Opportunities Fund, Institutional Class	27,032
2,972	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	30,878
215,531	Dodge & Cox Global Bond Fund, Class I	2,424,725
364,401	Eaton Vance Emerging Markets Debt Opportunities Fund, Class I	3,039,105
1	JPMorgan Emerging Markets Debt Fund, Class I	8
1,403,880	JPMorgan Income Fund, Class I	12,087,407
6	Metropolitan West High Yield Bond Fund, Class I	56
2,990	Metropolitan West Total Return Bond Fund, Class I	27,414
3,359	Neuberger Berman Strategic Income Fund, Class I	34,366
2,048	Nuveen All-American Municipal Bond Fund, Class I	20,459
7,447	Nuveen Bond Index Fund, Institutional Class	72,910
2,323	Nuveen California Municipal Bond Fund, Class I	23,161
5,640	Nuveen High Yield Municipal Bond Fund, Class I	80,658
2,455	Nuveen Preferred Securities and Income Fund, Class I	39,971
3,835	Nuveen Short Duration High Yield Municipal Bond Fund, Class I	36,051
974	Nuveen Strategic Income Fund, Class I	9,743
740	PIMCO Diversified Income Fund, Institutional Class	7,454
5,770	PIMCO Emerging Markets Bond Fund, Institutional Class	52,504
4,636	PIMCO Emerging Markets Local Currency and Bond Fund, Institutional Class	29,624
25	PIMCO High Yield Municipal Bond Fund, Institutional Class	206
6,764,680	PIMCO Income Fund, Institutional Class	74,343,834

OCEAN PARK TACTICAL ALL ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	OPEN END FUNDS — 46.5% (Continued)
	FIXED INCOME - 41.4% (Continued)
684,631	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	$ 6,798,388
695,114	PIMCO Investment Grade Credit Bond Fund, Institutional Class	6,395,053
815,519	PIMCO Long-Term Credit Bond Fund, Institutional Class	7,258,121
1,355	PIMCO Real Return Fund, Institutional Class	14,056
4,743	PIMCO Total Return Fund, Institutional Class	42,019
1,615,394	Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	15,120,089
9,953	TCW Emerging Markets Income Fund, Class I	69,173
1,654,234	Thornburg Strategic Income Fund, Class I	19,189,111
1,399,817	Voya Securitized Credit Fund, Class I	13,564,225
		160,943,336
	MIXED ALLOCATION - 0.0%(c)
1,692	Nuveen Real Asset Income Fund, Class I	37,650

	TOTAL OPEN END FUNDS (Cost $172,006,350)	180,849,929

	SHORT-TERM INVESTMENTS — 8.6%
	COLLATERAL FOR SECURITIES LOANED - 8.3%
32,263,105	First American Government Obligations Fund, Class X, 3.67%(b)(d) (Cost $32,263,105)	32,263,105

	MONEY MARKET FUND - 0.3%
1,143,089	First American Government Obligations Fund, Class X, 3.67%(d) (Cost $1,143,089)	1,143,089

	TOTAL SHORT-TERM INVESTMENTS (Cost $33,406,194)	33,406,194

	TOTAL INVESTMENTS - 108.2% (Cost $393,986,272)	$ 420,959,469
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.2)%	(31,906,520)
	NET ASSETS - 100.0%	$ 389,052,949

CLO	- Collateralized Loan Obligation
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
(a)	All or a portion of the security is on loan. The total value of the securities on loan was $31,189,454, as of December 31, 2025.
(b)	Security was purchased with cash received as collateral for securities on loan at December 31, 2025. Total collateral had a value of $32,263,105 at December 31, 2025.
(c)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.
(d)	Rate disclosed is the seven day effective yield as of December 31, 2025.